REVENUE	9 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas and pineapples, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also includes service revenue, which includes third-party freight services and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on Company vessels. Net service revenues were less than 10% of total revenue for the three and nine months ended September 30, 2024 and September 30, 2023.
The following table presents the Company's disaggregated revenue by similar types of products and services for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

	(U.S. Dollars in thousands)
Diversified produce	$1,258,694	$1,308,319	$3,864,660	$3,824,430
Tropical fruit	719,924	638,040	2,184,036	2,055,621
Health foods and consumer goods	37,782	36,546	105,850	101,785
Commercial cargo	40,856	43,193	131,046	136,849
Other	5,158	16,574	22,287	54,328
Total revenue, net	$2,062,414	$2,042,672	$6,307,879	$6,173,013
The following table presents the Company's disaggregated revenue by channel for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,188,898	$1,168,778	$3,671,916	$3,625,945
Wholesale	683,130	656,524	2,057,261	1,911,919
Food service	122,607	138,496	356,324	378,700
Commercial cargo	40,856	43,193	131,046	136,849
Other	2,128	10,466	9,886	40,377
Revenue from sales to unconsolidated affiliates	24,795	25,215	81,446	79,223
Total revenue, net	$2,062,414	$2,042,672	$6,307,879	$6,173,013